Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the year	$ 315,411	$ 45,920
Additions	1,139,570	545,141
Recognized as revenues during the year	(1,348,084)	(277,036)
Exchange realignment	(855)	1,386
Balance at end of year	$ 106,042	$ 315,411